Annual Total Returns- Thrivent Aggressive Allocation Fund (Class S) [BarChart] - Class S - Thrivent Aggressive Allocation Fund - Class S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.38%)	13.11%	27.35%	6.23%	(0.39%)	10.03%	21.22%	(6.65%)	24.67%	16.69%